SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2022	Nov. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Cash	$ 1,172,581	$ 850,175		$ 1,172,581	$ 50,000
Cash equivalents	0	0		0	0
Investment held in treasury	88,100,000
Offering costs					85,000
Underwriter discount	4,743,750	4,743,750
Investment held in treasury	88,102,610	$ 88,991,765		$ 88,102,610
Income tax percentage		23.80%	0.00%	62.20%	0.00%
Excise tax rate		1.00%		1.00%
Corporate alternative minimum tax		15.00%		15.00%
Federal deposit insurance corporation	250,000	$ 250,000		$ 250,000
Temporary equity carrying amount	87,934,212	88,593,193		87,934,212
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 475,348	$ 475,348		$ 475,348